Share Capital - Detailed Information of Issued and Outstanding Capital (Detail) - Aegon N.V [member] - EUR (€) € / shares in Units, € in Millions, shares in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [Line Items]
Common shares	€ 321	€ 320
Common Share [member]
Disclosure of classes of share capital [Line Items]
Common shares	253	252
Authorized share capital	€ 720	€ 720
Number of authorized shares (in million)	6,000	6,000
Par value in cents per share	€ 12	€ 12
Common Share B [member]
Disclosure of classes of share capital [Line Items]
Common shares	€ 68	€ 69
Authorized share capital	€ 360	€ 360
Number of authorized shares (in million)	3,000	3,000
Par value in cents per share	€ 12	€ 12